Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2021
Transactions with related parties
Schedule of transactions and balances with related parties

Transactions and balances with related parties

(€ million)
	December 31, 2021			2021
	Receivables	Payables
	and other	and other				Other operating
Name	assets	liabilities	Guarantees	Revenues	Costs	(expense) income
Joint ventures and associates
Agiba Petroleum Co	13	57	—	—	189	—
Angola LNG Ltd	—	—	—	—	73	—
Angola LNG Supply Services Llc	—	—	179	—	—	—
Coral FLNG SA	17	—	1,260	43	—	—
Saipem Group	4	134	9	28	174	—
Karachaganak Petroleum Operating BV	24	213	—	—	989	—
Mellitah Oil & Gas BV	65	290	—	3	263	—
Petrobel Belayim Petroleum Co	24	391	—	2	651	—
Société Centrale Electrique du Congo SA	50	—	—	66	—	—
Societa' Oleodotti Meridionali SpA	6	396	—	18	12	—
Vår Energi AS	62	526	495	104	2,224	(409)
Other (*)	137	53	2	95	234	—
	402	2,060	1,945	359	4,809	(409)
Unconsolidated entities controlled by Eni
Eni BTC Ltd	—	—	179	—	—	—
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	124	1	1	13	—	—
Other	10	5	11	8	10	—
	134	6	190	21	10	—
	536	2,066	2,135	380	4,819	(409)
Entities controlled by the Government
Enel Group	583	461	—	41	417	373
Italgas Group	1	49	—	3	560	—
Snam Group	160	152	—	159	1,013	1
Terna Group	51	85	—	203	309	4
GSE - Gestore Servizi Energetici	311	125	—	2,216	1,238	766
Other (*)	10	33	—	20	60	—
	1,116	905	—	2,642	3,597	1,144
Other related parties	—	2	—	—	33	—
Groupement Sonatrach - Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	170	79	—	30	222	—
	1,822	3,052	2,135	3,052	8,671	735
(*)	Each individual amount included herein was lower than €50 million.

(€ million)
	December 31, 2020			2020
	Receivables	Payables
	and other	and other				Other operating
Name	assets	liabilities	Guarantees	Revenues	Costs	(expense) income
Joint ventures and associates
Agiba Petroleum Co	6	52	—	—	201	—
Angola LNG Supply Services Llc	—	—	165	—	—	—
Coral FLNG SA	6	—	1,079	49		—
Gas Distribution Company of Thessaloniki - Thessaly SA	—	13	—	—	52	—
Saipem Group	87	254	509	18	350	—
Karachaganak Petroleum Operating BV	25	141	—	—	816	—
Mellitah Oil & Gas BV	54	250	—	2	156	—
Petrobel Belayim Petroleum Co	65	467	—	—	556	—
Societa Oleodotti Meridionali SpA	3	399	—	20	15	—
Société Centrale Electrique du Congo SA	48	—	—	57	—	—
Unión Fenosa Gas SA	11	4	57	9	—	(3)
Vår Energi AS	39	190	456	85	1,126	(118)
Other (*)	72	24	1	66	167
	416	1,794	2,267	306	3,439	(121)
Unconsolidated entities controlled by Eni
Eni BTC Ltd	—	—	165	—	—	—
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	112	1	1	11	—	—
Other	5	23	10	4	9	—
	117	24	176	15	9	—
	533	1,818	2,443	321	3,448	(121)
Entities controlled by the Government
Enel Group	104	165	—	51	551	86
Italgas Group	1	177	—	3	714	—
Snam Group	189	211	—	45	1,012	—
Terna Group	46	62	—	152	225	8
GSE - Gestore Servizi Energetici	52	37	—	586	309	40
Other (*)	8	49	—	20	63	—
	400	701	—	857	2,874	134
Other related parties	1	4	—	2	53	—
Groupement Sonatrach - Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	87	52	—	19	262	—
	1,021	2,575	2,443	1,199	6,637	13

(*) Each individual amount included herein was lower than €50 million.

(€ million)
	December 31, 2019			2019
	Receivables	Payables
	and other	and other				Other operating
Name	assets	liabilities	Guarantees	Revenues	Costs	(expense) income
Joint ventures and associates
Agiba Petroleum Co	3	71	—	—	229	—
Angola LNG Supply Services Llc	—	—	181	—	—	—
Coral FLNG SA	15	—	1,168	71	—	—
Gas Distribution Company of Thessaloniki - Thessaly SA	—	13	—	—	53	—
Saipem Group	75	227	510	27	503	—
Karachaganak Petroleum Operating BV	33	198	—	1	1,134	—
Mellitah Oil & Gas BV	57	171	—	3	365	—
Petrobel Belayim Petroleum Co	50	1,130	—	7	1,590	—
Unión Fenosa Gas SA	8	1	57	1	6	63
Vår Energi AS	32	143	482	63	1,481	(64)
Other(*)	106	29	1	112	87	—
	379	1,983	2,399	285	5,448	(1)
Unconsolidated entities controlled by Eni
Eni BTC Ltd	—	—	180	—	—	—
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	101	1	3	14	—	—
Other	5	25	14	6	18	—
	106	26	197	20	18	—
	485	2,009	2,596	305	5,466	(1)
Entities controlled by the Government
Enel Group	185	284	—	105	602	(8)
Italgas Group	3	154	—	1	677	—
Snam Group	278	229	—	71	1,208	—
Terna Group	40	45	—	171	223	17
GSE - Gestore Servizi Energetici	26	24	—	549	468	11
Other	10	19	—	12	35	—
	542	755	—	909	3,213	20
Other related parties	2	3	—	5	37	—
Groupement Sonatrach - Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	75	74	—	33	457	—
	1,104	2,841	2,596	1,252	9,173	19

(*) Each individual amount included herein was lower than €50 million.

Schedule of financing transactions and balances with related parties

Financing transactions and balances with related parties

(€ million)
	December 31, 2021			2021

Name	Receivables	Payables	Guarantees	Gains	Charges
Joint ventures and associates
Cardón IV SA	199	2	—	37	—
Coral FLNG SA	383	—	—	4	1
Coral South FLNG DMCC	—	—	1,413	2	—
Mozambique Rovuma Venture SpA	1,008	72	—	—	—
Other (*)	70	43	—	35	43
	1,660	117	1,413	78	44
Unconsolidated entities controlled by Eni
Other	38	34	—	1	1
	38	34	—	1	1
Entities controlled by the Government
Enel Group	—	109	—	—	—
Other	2	17	—	—	1
	2	126	—	—	1
	1,700	277	1,413	79	46

(*)Each individual amount included herein was lower than €50 million.

(€ million)
	December 31, 2020			2020

Name	Receivables	Payables	Guarantees	Gains	Charges
Joint ventures and associates
Angola LNG Ltd	—	—	228	—	—
Cardón IV SA	383	—	—	57	—
Coral FLNG SA	288	—	—	22	1
Coral South FLNG DMCC	—	—	1,304	—	—
Saipem Group	2	167	—	—	6
Société Centrale Electrique du Congo SA	83	—	—	7	—
Other	15	12	1	27	18
	771	179	1,533	113	25

Unconsolidated entities controlled by Eni
Other	36	28	—	1	—
	36	28	—	1	—
Entities controlled by the Government
Other	—	11	—	—	1
	—	11	—	—	1
	807	218	1,533	114	26

(€ million)
	December 31, 2019			2019

Name	Receivables	Payables	Guarantees	Gains	Charges
Joint ventures and associates
Angola LNG Ltd	—	—	249	—	—
Cardón IV SA	563	5	—	77	—
Coral FLNG SA	253	—	—	—	2
Coral South FLNG DMCC	—	—	1,425	—	—
Société Centrale Electrique du Congo SA	85	—	—	—	20
Other	18	14	2	18	14
	919	19	1,676	95	36
Unconsolidated entities controlled by Eni
Other	48	28	—	1	—
	48	28	—	1	—
Entities controlled by the Government
Other	4	12	—	—	—
	4	12	—	—	—
	971	59	1,676	96	36

Schedule of impact of transactions and positions with related parties on balance sheet

The impact of transactions and positions with related parties on the balance sheet accounts consisted of the following:

	December 31, 2021			December 31, 2020
		Related			Related
(€ million)	Total	parties	Impact %	Total	parties	Impact %
Other current financial assets	4,308	55	1.28	254	41	16.14
Trade and other receivables	18,850	1,301	6.90	10,926	802	7.34
Other current assets	13,634	492	3.61	2,686	145	5.40
Other non-current financial assets	1,885	1,645	87.27	1,008	766	75.99
Other non-current assets	1,029	29	2.82	1,253	74	5.91
Short-term debt	2,299	233	10.13	2,882	52	1.80
Current portion of long-term debt	1,781	21	1.18	1,909	—	—
Current portion of non-current lease liabilities	948	17	1.79	849	54	6.36
Trade and other payables	21,720	2,298	10.58	12,936	2,100	16.23
Other current liabilities	15,756	339	2.15	4,872	452	9.28
Long-term debt	23,714	5	0.02	21,895	—	—
Non-current lease liabilities	4,389	1	0.02	4,169	112	2.69
Other non-current liabilities	2,246	415	18.48	1,877	23	1.23

Schedule of impact of transactions with related parties on the profit and loss accounts

The impact of transactions with related parties on the profit and loss accounts consisted of the following:

	2021			2020			2019
		Related			Related			Related
(€ million)	Total	parties	Impact %	Total	parties	Impact %	Total	parties	Impact %
Sales from operations	76,575	3,000	3.92	43,987	1,164	2.65	69,881	1,248	1.79
Other income and revenues	1,196	52	4.35	960	35	3.65	1,160	4	0.34
Purchases, services and other	(55,549)	(8,644)	15.56	(33,551)	(6,595)	19.66	(50,874)	(9,173)	18.03
Net (impairment losses) reversals of trade and other receivables	(279)	(6)	2.15	(226)	(6)	2.65	(432)	28	—
Payroll and related costs	(2,888)	(21)	0.73	(2,863)	(36)	1.26	(2,996)	(28)	0.93
Other operating income (expense)	903	735	81.40	(766)	13	—	287	19	6.62
Finance income	3,723	79	2.12	3,531	114	3.23	3,087	96	3.11
Finance expense	(4,216)	(46)	1.09	(4,958)	(26)	0.52	(4,079)	(36)	0.88

Schedule of main cash flows with related parties

Main cash flows with related parties are provided below:

(€ million)	2021	2020	2019
Revenues and other income	3,052	1,199	1,252
Costs and other expenses	(7,814)	(5,789)	(6,869)
Other operating (expense) income	735	13	19
Net change in trade and other receivables and payables	(342)	(136)	(839)
Net interests	38	73	81
Net cash provided from operating activities	(4,331)	(4,640)	(6,356)
Capital expenditure in tangible and intangible assets	(851)	(842)	(2,332)
Net change in accounts payable and receivable in relation to investments	(20)	(370)	(339)
Change in financial receivables	(105)	(160)	(241)
Net cash used in investing activities	(976)	(1,372)	(2,912)
Change in financial and lease liabilities	(13)	164	(817)
Net cash used in financing activities	(13)	164	(817)
Total financial flows to related parties	(5,320)	(5,848)	(10,085)

Schedule of impact of cash flows with related parties

The impact of cash flows with related parties consisted of the following:

	2021			2020			2019
		Related			Related			Related
(€ million)	Total	parties	Impact %	Total	parties	Impact %	Total	parties	Impact %
Net cash provided from operating activities	12,861	(4,331)	—	4,822	(4,640)	—	12,392	(6,356)	—
Net cash used in investing activities	(12,022)	(976)	8.12	(4,587)	(1,372)	29.91	(11,413)	(2,912)	25.51
Net cash used in financing activities	(2,039)	(13)	0.64	3,253	164	5.04	(5,841)	(817)	13.99